INCOME TAXES - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Tax effects of temporary differences
Decrease in foreign taxes due to tax holidays	$ 100	$ 100
Effect on diluted per share due to decrease in foreign tax holiday (in dollars per share)	$ 0.01	$ 0.01
Valuation allowance	$ 389,147	$ 372,227
Undistributed earnings	3,700
Deferred tax liability that would be recognized if earnings were distributed	0
Net operating loss carryforwards	368,824	353,358
Operating loss carryforwards	1,476,800	1,415,900
Operating loss carryback, CARES Act	14,800
Unrecognized tax benefits that would affect the effective tax rate	14,900	13,200
Unrecognized tax benefits, income tax penalties and interest accrued	5,800	4,600
India
Tax effects of temporary differences
Income tax expense	15,000
Domestic - Luxembourg
Tax effects of temporary differences
Operating loss carryforwards, valuation allowance	367,800	349,800
Foreign - U.S. state
Tax effects of temporary differences
Income recognized on deferred foreign income	(836)	465
Income tax expense	308	322
Operating loss carryforwards, valuation allowance	0	800
Deferred tax asset relating to tax credits	800	900
Foreign - U.S. federal
Tax effects of temporary differences
Income recognized on deferred foreign income	(519)	2,808
Income tax expense	432	(4,992)
Operating loss carryforwards, valuation allowance	0	2,400
Foreign - non-U.S.
Tax effects of temporary differences
Income recognized on deferred foreign income	510	1,984
Income tax expense	3,197	$ 6,088
India
Tax effects of temporary differences
Income recognized on deferred foreign income	$ 68,000